EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Net Income Used in Earnings Per Share
	US dollars
	Year ended December 31,
(in thousands)	2025	2024	2023
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	57,967	53,654	48,137

Schedule of Weighted Average Shares Used in Earnings Per Share
	Number of shares
	Year ended December 31,
(in thousands)	2025	2024	2023
Weighted average number of shares used in the computation of basic and diluted earnings per share	19,874	19,894	20,000